Business Acquisitions and Divestitures - Business Acquisitions (Details) - iSoftBet € in Millions	Jul. 01, 2022 EUR (€)
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Cash consideration in business acquisition	€ 162
Escrow deposit	20
Business combination, contingent consideration	€ 4